Selling, General and Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
Selling, General and Administrative expenses
Schedule of detailed information about selling, general and administrative expenses

	For the year ended December 31
(in EUR 000)	2023	2022	2021
Staff costs	8,738	7,811	3,718
Consulting and contractors’ fees	6,801	4,526	6,550
Legal fees	776	1,033	402
Rent	317	440	247
Facilities	209	226	149
Depreciation and amortization expense	1,042	914	710
IT	1,190	517	363
Travel	934	1,097	332
Insurance fees	985	1,504	915
Recruitment	207	245	581
Other	488	542	745
Total selling, general and administrative expenses	21,687	18,855	14,712